CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash	$ 266,462	$ 802,606
Prepaid expenses	23,208	12,305
Prepaid expenses		188,617
Prepaid insurance, short-term	146,926	176,312
Total Current Assets	436,596	991,223
Prepaid insurance, long-term		102,849
Marketable securities held in Trust Account	117,448,790	116,738,316
TOTAL ASSETS	117,885,386	117,832,388
Other Assets		102,849
Current liabilities:
Accounts payable and accrued expenses	153,619	244,793
Income taxes payable	93,016
Total Liabilities	246,635	244,793
Commitments
Stockholders' Equity
Additional paid-in capital	916,810	1,267,993
Accumulated deficit	(354,576)	(405,732)
Total Stockholders' Equity	562,568	862,595
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	117,885,386	117,832,388
Common stock subject to redemption
Current liabilities:
Common stock subject to possible redemption; $0.0001 par value; 11,500,000 shares at redemption value at September 30, 2022 and December 31, 2021	117,076,183	116,725,000
Common stock not subject to redemption
Stockholders' Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,336,500 shares issued and outstanding as of September 30, 2022 and December 31, 2021	$ 334	$ 334	[1]

[1]	Included up to 375,000 shares of common stock that were subject to forfeiture depending on the extent to which the over-allotment option was exercised in full or in part by the underwriters (see Note 5). On August 10, 2021, the underwriters exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 3).